SCHEDULE OF REORGANIZATION OF CONSOLIDATED FINANCIAL STATEMENTS (Details)	12 Months Ended
	Mar. 31, 2025	Nov. 28, 2024
Vantage Corp [Member]
Date of incorporation	April 2, 2024
Percentage of direct or indirect interests	100.00%	100.00%
Place of incorporation	Cayman Islands
Principal activities	Holding Business
Vantage (BVI) Corporation [Member]
Date of incorporation	April 2, 2024
Percentage of direct or indirect interests	100.00%	100.00%
Place of incorporation	British Virgin Islands
Principal activities	Holding Business
Vantage Shipbrokers Pte. Ltd ,[Member]
Date of incorporation	May 12, 2011
Percentage of direct or indirect interests	100.00%
Place of incorporation	Singapore
Principal activities	Ship Broking Services
Vantage Nexus Commercial Brokers Co. L.L.C [Member]
Date of incorporation	June 20, 2023
Percentage of direct or indirect interests	100.00%
Place of incorporation	Dubai
Principal activities	Commercial Brokers